6. Leases (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for operting lease liabilities	$ 266,825	$ 352,693
Weighted-average remaining lease term	2 years 7 months 6 days	3 years 2 months 12 days
Weighted average discount rate	10.00%	10.00%
Minimum future lease payments	$ 817,946	$ 1,084,771
Future lease payment 2020	263,253	263,253
Future lease payment 2021	304,326	304,326
Future lease payment 2022	302,781	302,781
Future lease payment 2023	25,990	25,990
Future lease payment 2024	0	0
Total	$ 817,946	$ 1,084,771